Equity - Non-controlling interest (Details) (Farmer Mac II LLC [Member], USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Jan. 25, 2010 Preferred Stock [Member]	Jan. 25, 2010 Private Placement [Member]	Jan. 25, 2010 Private Placement [Member] Preferred Stock [Member]	Dec. 31, 2013 Private Placement [Member] Preferred Stock [Member]	Dec. 31, 2013 March 30, 2015 To But Excluding March 30, 2020 [Member] Preferred Stock [Member]	Dec. 31, 2013 Issuance To But Excluding March 30, 2015 [Member] Preferred Stock [Member]	Dec. 31, 2013 March 30, 2020 and Thereafter [Member] Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 250.0
Sale of Stock, Number of Shares Issued in Transaction			250,000
Preferred Stock, Liquidation Preference Per Share				$ 1,000
Preferred Stock, Dividend Rate, Percentage					10.875%	8.875%
Preferred Stock, Dividend Variable Rate, Percentage							8.211%
Payments of Stock Issuance Costs	$ 8.1